Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Total	Total Cumulative Effect, Period of Adoption, Adjustment	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Inc. (Loss)	Accumulated Other Comprehensive Inc. (Loss) Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interests
Beginning Balance, shares at Dec. 31, 2017					201,000
Beginning Balance at Dec. 31, 2017	$ 2,808	$ 3	$ 2,761	$ 3		$ 956	$ 1,248	$ 93	$ 557	$ (90)	$ 47
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	209		207				207				2
Other comprehensive income (loss)	(436)		(436)						(436)		0
Capital contributions from parent	17		17			17
Dividends	(60)		(60)				(60)
Other	(2)		0			0	0		0		(2)
Ending Balance, shares at Dec. 31, 2018					201,000
Ending Balance at Dec. 31, 2018	2,539		2,492			973	1,488		31		47
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	395		393				393				2
Other comprehensive income (loss)	669		669						669		0
Capital contributions from parent	19		19			19
Dividends	(140)		(140)				(140)
Other	$ (1)										(1)
Ending Balance, shares at Dec. 31, 2019	201,000				201,000
Ending Balance at Dec. 31, 2019	$ 3,481		3,433			992	1,741	$ (5)	700		48
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	422		423				423				(1)
Other comprehensive income (loss)	370		370						370		0
Capital contributions from parent	12		12			12
Dividends	(285)		(285)				(285)
Other	$ 0										0
Ending Balance, shares at Dec. 31, 2020	201,000				201,000
Ending Balance at Dec. 31, 2020	$ 3,995		$ 3,948			$ 1,004	$ 1,874		$ 1,070		$ 47